Debt	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Debt	Debt

Debt

	$ million
	Dec 31, 2023			Dec 31, 2022
	Debt (excluding lease liabilities)	Lease liabilities [A]	Total	Debt (excluding lease liabilities)	Lease liabilities [A]	Total
Current debt:	5,288	4,643	9,931	4,620	4,381	9,001
Short-term debt	845		845	1,026		1,026
Long-term debt due within 1 year	4,443	4,643	9,086	3,594	4,381	7,975
Non-current debt	48,544	23,066	71,610	51,532	23,262	74,794
Total	53,832	27,709	81,541	56,152	27,643	83,795
[A]Further analysis of lease liabilities is provided in Note 21.
Net debt is the sum of current and non-current debt, less cash and cash equivalents, adjusted for the fair value of derivative financial instruments used to hedge the volatility caused by fluctuations in foreign exchange and interest rates relating to debt, and associated collateral balances. Net debt is a non-GAAP measure, providing additional information to help demonstrate the economic impacts of debt, associated hedges, and cash and cash equivalents.

Net debt

					$ million
	(Asset)/liability
	Current debt	Non-current debt	Derivative financial instruments	Cash and cash equivalents (see Note 17)	Net debt*
At January 1, 2023	9,001	74,794	1,288	(40,246)	44,837
Cash flow	(9,617)	(215)	723	1,778	(7,331)
Lease additions [A]	1,021	3,321			4,342
Other movements	9,619	(7,184)	(481)	—	1,954
Currency translation differences and foreign exchange (gains)/losses	(93)	894	(755)	(306)	(260)
At December 31, 2023	9,931	71,610	775	(38,774)	43,542
At January 1, 2022	8,218	80,868	440	(36,970)	52,556
Cash flow	(7,618)	(254)	(1,799)	(4,012)	(13,683)
Lease additions [A]	1,111	4,077			5,188
Other movements	7,560	(7,883)	1,393	—	1,070
Currency translation differences and foreign exchange (gains)/losses	(270)	(2,014)	1,254	736	(294)
At December 31, 2022	9,001	74,794	1,288	(40,246)	44,837
[A]Further analysis of lease liabilities is provided in Note 21.

Borrowing facilities and amounts undrawn

	$ million
	Facility		Amount undrawn
	Dec 31, 2023	Dec 31, 2022	Dec 31, 2023	Dec 31, 2022
CP programmes	20,000	20,000	20,000	20,000
EMTN programme	unlimited	unlimited	N/A	N/A
US shelf registration	unlimited	unlimited	N/A	N/A
Committed credit facilities	9,920	9,920	9,920	9,920
* Non-GAAP measure (see page 329).
20. Debt continued
Shell has access to international debt capital markets via two commercial paper (CP) programmes, a Euro medium-term note (EMTN) programme and a US universal shelf (US shelf) registration. Issuances under the CP programmes are supported by a committed credit facility and cash.
Under the CP programmes, Shell can issue debt of up to $10,000 million with maximum maturities ranging between 183 days and 364 days depending on the form of the notes issued; and $10,000 million with maturities not exceeding 397 days.
The EMTN programme is updated each year, most recently in November 2023. During 2023, no debt was issued under this programme
(2022: no debt issued).
The US shelf registration provides Shell with the flexibility to issue debt securities, ordinary shares, preferred shares and warrants. The registration is updated once every three years and was last updated in December 2023. During 2023, no debt was issued under the US shelf registration (2022: no debt issued).
On December 13, 2019, Shell refinanced its revolving credit facilities (RCF), which are linked to the Secured Overnight Financing Rate (SOFR), at pre-agreed margins. In December 2023, Shell extended the short-dated tranche of the facility of $1,920 million until December 2024. The facility retains a further one-year bank extension option, taking final maturity to 2025. The additional RCF tranche is $8,000 million expiring in 2026 (2022: $320 million expiring in 2025 and $7,680 million expiring in 2026). The terms and availability are not conditional on Shell's financial ratios nor its financial credit ratings. The interest and fees related to these facilities are linked to Shell's progress towards reaching its short-term Net Carbon Intensity target.
The following tables compare contractual cash flows for debt, excluding lease liabilities at December 31, with the carrying amount in the Consolidated Balance Sheet. Contractual amounts reflect the effects of changes in foreign exchange rates; differences from carrying amounts reflect the effects of discounting, premiums and, where fair value hedge accounting is applied, fair value adjustments. Interest is estimated assuming that interest rates applicable to variable-rate debt remain constant and there is no change in aggregate principal amounts of debt other than repayment at scheduled maturity, as reflected in the table.

2023

	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Bonds	4,292	6,194	3,856	2,489	5,442	30,049	52,322	(567)	51,755
EMTN	3,042	3,444	1,106	2,489	3,942	7,649	21,672	(414)	21,258
US shelf	1,250	2,750	2,750	—	1,500	22,400	30,650	(153)	30,497
Bank and other borrowings	1,060	230	73	346	53	316	2,078	(1)	2,077
Total (excluding interest)	5,352	6,424	3,929	2,835	5,495	30,365	54,400	(568)	53,832
Interest	1,569	1,452	1,285	1,207	1,177	13,366	20,056

2022

	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Bonds	3,365	4,184	6,054	3,817	2,400	35,005	54,825	(1,210)	53,615
EMTN	865	2,934	3,304	1,067	2,400	11,105	21,675	(936)	20,739
US shelf	2,500	1,250	2,750	2,750	—	23,900	33,150	(274)	32,876
Bank and other borrowings	1,229	335	64	156	63	704	2,551	(14)	2,537
Total (excluding interest)	4,594	4,519	6,118	3,973	2,463	35,709	57,376	(1,224)	56,152
Interest	1,669	1,574	1,463	1,314	1,233	14,757	22,010
Interest rate swaps have been entered into against certain fixed rate debt affecting the effective interest rate on these balances (see Note 25).
The fair value of debt excluding lease liabilities at December 31, 2023, was $50,866 million (2022: $51,959 million), mainly determined from the prices quoted for those securities. The difference between the fair value of debt and the carrying amount is predominantly related to fixed rate debt.